Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Founder Shares
Common stock subject to forfeiture		643,520
Common Class A
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	1,409,542	934,641		0
Common stock, shares outstanding	1,409,542	934,641		0
Common stock subject to possible redemption	$ 21,891,375	$ 22,366,276
Price per share	$ 10.00	$ 10.00
Common Class B
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, shares issued	5,825,230	5,825,230		6,468,750
Common stock, shares outstanding	5,825,230	5,825,230		6,468,750
Stock dividend			718,750
Common Class B | Over-Allotment Option
Common stock subject to forfeiture		843,750